Cover	Jul. 18, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 24, 2025, Glucotrack, Inc. (the “Company”), filed with the Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Original 8-K”) to disclose, among other things, that the Company had terminated its engagement of Fahn Kanne & Co. Grant Thornton Israel (“Grant Thornton”) as the Company’s independent registered public accounting, effective immediately. Prior to filing the Original 8-K, the Company provided Grant Thornton with a copy of the disclosure contained in the Original 8-K, and requested that Grant Thornton furnish the Company a letter addressed to the SEC stating whether or not it agreed with the statements therein and, if not, stating the respects in which it did not agree (the “Auditor Letter”). As of July 24, 2025, the date on which the Original 8-K was filed, the Company had not yet received the Auditor Letter from Grant Thornton.
Document Period End Date	Jul. 18, 2025
Entity File Number	001-41141
Entity Registrant Name	GLUCOTRACK, INC.
Entity Central Index Key	0001506983
Entity Tax Identification Number	98-0668934
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	301 Rte. 17 North
Entity Address, Address Line Two	Ste. 800
Entity Address, City or Town	Rutherford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07070
City Area Code	(201)
Local Phone Number	842-7715
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GCTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false